Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted earnings per share	The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income/(loss)	9,291,912	9,291,912	(2,748,367)	(2,748,367)	10,473,210	10,473,210
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(404,167)	—	(762,500)	(762,500)	(760,417)	—
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	(171,968)	—	(4,578,000)	(4,578,000)	(5,484,000)	—
Less: Undistributed earnings allocated to non-vested shares	(184,659)	(75,578)	—	—	(45,539)	(45,539)
Change in fair value of warrants	—	—	—	—	—	(9,035,642)

Net income/(loss) attributable to common shareholders	8,531,118	9,216,334	(8,088,867)	(8,088,867)	4,183,254	1,392,029
Denominator
Weighted average number of shares outstanding, basic	181	181	23,007	23,007	89,967	89,967

Series A Perpetual Convertible Preferred Shares (Note 8)	—	306	—	—	—	246,701

Warrants (Note 8)	—	—	—	—	—	13,387

Effect of dilutive shares	—	306	—	—	—	260,088

Weighted average number of shares outstanding, diluted	—	487	—	23,007	—	350,055

Earnings/(loss) per share	47,133.25	18,911.99	(351.58)	(351.58)	46.50	3.98